Financial Transactions with Off-Balance-Sheet Risk and Concentrations of Credit Risk - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
Derivative assets (liabilities), at fair value, net	$ (3,000,000)	$ (1,100,000)
Off-balance sheet, credit loss, liability	3,946,000	3,821,000	$ 5,484,000
(Reversal of) provision for credit losses	125,000	(1,663,000)
Northfield Bancorp, Inc. [Member]
Loss Contingencies [Line Items]
Off-balance sheet, credit loss, liability	290,000	518,000	236,000
(Reversal of) provision for credit losses	$ (228,000)	282,000	$ (555,000)
Guarantees extend term period (years)	1 year
Allowance for estimated losses	$ 290,000	518,000
Agreements term (years)	3 years
Disposal Group, Held-for-sale, Not Discontinued Operations
Loss Contingencies [Line Items]
Fair value disclosure, off-balance sheet risk, amount, liability	$ 0	0
Unused lines of Credit
Loss Contingencies [Line Items]
Fair value disclosure, off-balance sheet risk, amount, liability	1,100,000,000	1,200,000,000
Mortgages
Loss Contingencies [Line Items]
Fair value disclosure, off-balance sheet risk, amount, liability	0	0
Letter of Credit
Loss Contingencies [Line Items]
Fair value disclosure, off-balance sheet risk, amount, liability	22,900,000	$ 28,300,000
Letter of Credit | Columbia Bank's New Jersey Public Fund
Loss Contingencies [Line Items]
Fair value disclosure, off-balance sheet risk, amount, liability	175,000,000
Letter of Credit | New Jersey Governmental Unit Deposit Protection Act
Loss Contingencies [Line Items]
Fair value disclosure, off-balance sheet risk, amount, liability	$ 350,600,000